Additional Information-Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Additional Information-Parent Company Only Condensed Financial Information
Schedule of condensed balance sheets

(a)  Condensed balance sheets of Zhihu Inc.

	As of December 31,
	2021	2022	2022

			US$ in
	RMB in thousands		thousands
ASSETS
Current assets:
Cash and cash equivalents	94,427	197,012	28,564
Amounts due from subsidiaries and VIEs and VIEs’ subsidiaries	12,711	1,981	287
Prepayments and other current assets	42,232	7,651	1,110
Total current assets	149,370	206,644	29,961

Non-current assets:
Investments in subsidiaries	6,666,713	5,527,483	801,410
Total non-current assets	6,666,713	5,527,483	801,410

Total assets	6,816,083	5,734,127	831,371

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities
Accounts payable and accrued liabilities	30,828	4,841	702
Other current liabilities	—	16,925	2,454
Amounts due to subsidiaries and VIEs and VIEs’ subsidiaries	54,601	58,665	8,506
Total current liabilities	85,429	80,431	11,662

Total liabilities	85,429	80,431	11,662

Shareholders’ equity:
Ordinary shares, US$0.000125 par value	241	249	36
Treasury stock	—	(33,814)	(4,903)
Additional paid-in capital	13,350,347	13,615,042	1,973,996
Accumulated other comprehensive loss	(339,118)	(65,808)	(9,541)
Accumulated deficit	(6,280,816)	(7,861,973)	(1,139,879)
Total shareholders’ equity	6,730,654	5,653,696	819,709
Total liabilities and shareholders’ equity	6,816,083	5,734,127	831,371

Schedule of condensed statements of operations and comprehensive loss

(b)  Condensed statements of operations and comprehensive loss of Zhihu Inc.

	For the Year Ended December 31,
	2020	2021	2022	2022

				US$in
	RMB in thousands			thousands
Operating expenses:
General and administrative expenses	(13,914)	(30,019)	(79,908)	(11,586)
Total operating expenses	(13,914)	(30,019)	(79,908)	(11,586)

Loss from operations	(13,914)	(30,019)	(79,908)	(11,586)
Other (expenses)/income:
Fair value change of financial instruments	(68,818)	—	—	—
Interest income	3,244	123	1,027	149
Exchange gains/(losses)	69,650	(523)	516	75
Share of loss of subsidiaries	(507,712)	(1,268,461)	(1,502,792)	(217,884)

Net loss	(517,550)	(1,298,880)	(1,581,157)	(229,246)
Accretions of convertible redeemable preferred shares to redemption value	(680,734)	(170,585)	—	—

Net loss attributable to Zhihu Inc.’s shareholders	(1,198,284)	(1,469,465)	(1,581,157)	(229,246)

Net loss	(517,550)	(1,298,880)	(1,581,157)	(229,246)
Other comprehensive loss:
Foreign currency translation adjustments	(143,326)	(143,190)	273,310	39,626

Total other comprehensive (loss)/income	(143,326)	(143,190)	273,310	39,626

Total comprehensive loss	(660,876)	(1,442,070)	(1,307,847)	(189,620)
Accretions of convertible redeemable preferred shares to redemption value	(680,734)	(170,585)	—	—
Comprehensive loss attributable to Zhihu Inc.’s shareholders	(1,341,610)	(1,612,655)	(1,307,847)	(189,620)

Schedule of condensed statements of cash flows

(c)  Condensed statements of cash flows of Zhihu Inc.

	For the Year Ended December 31,
	2020	2021	2022	2022
				US$ in
	RMB in thousands			thousands
Net cash used in operating activities	(2,606)	(3,182)	(51,752)	(7,503)
Purchases of term deposits	—	(64,596)	—	—
Proceeds from withdrawal of term deposits	356,580	64,707	—	—
Proceeds from repayment of loans to Group companies	978,735	—	—	—
Repayment from subsidiaries of investment	—	—	256,942	37,253
Investment in subsidiaries	(1,407,173)	(4,695,120)	—	—
Investment in equity investments	—	(19,380)	—	—
Net cash (used in)/provided by investing activities	(71,858)	(4,714,389)	256,942	37,253
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost	—	4,853,293	—	—
Proceeds received from employees in relation to share options	—	15,544	19,612	2,843
Payments for repurchase of shares	—	—	(127,962)	(18,553)
Net cash provided by/(used in) financing activities	—	4,868,837	(108,350)	(15,710)
Effect of exchange rate changes on cash and cash equivalents	(4,450)	(63,673)	5,745	833
Net (decrease)/increase in cash and cash equivalents	(78,914)	87,593	102,585	14,873
Cash and cash equivalents at beginning of year	85,748	6,834	94,427	13,691
Cash and cash equivalents at ending of year	6,834	94,427	197,012	28,564